Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31
	2024	2023
Cost:
Laboratory equipment	$2,135	$1,979
Production equipment	1,885	1,769
Greenhouse equipment	772	771
Computer and electronic equipment	351	306
Office furniture	280	266
Leasehold improvements	3,650	3,503
Vehicles	241	241
	9,314	8,835
Less:
Accumulated depreciation	(7,024)	(6,046)
Property and Equipment, net	$2,290	$2,789